4. Inventory, net	12 Months Ended
Dec. 31, 2020
Inventory Disclosure [Abstract]
Inventory, net

Note 4 – Inventory, net

At December 31, 2020 and 2019, inventory consisted of the following:

	December 31, 2020	December 31, 2019
Parts	$45,509	$31,458
Finished goods	67,549	102,889
Total	113,058	134,347
Less inventory reserve	(70,562)	(71,414)
Inventory, net	$42,496	$62,933